Not FDIC Insured May Lose Value No Bank Guarantee
38918-Q3PH

Schedule of Investments
(unaudited)
Putnam Managed Municipal Income Trust 2
Notes to Schedule of Investments 16

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited), July 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 138.2%
Alabama 0.2%
a ,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 500,000 $ 499,349
Alaska 1.6%
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... 5,125,000 4,415,283
Arizona 5.6%
b
Arizona Industrial Development Authority ,
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2017 G , Refunding , 5% ,
7/01/37 ........................................................ 500,000 500,851
Somerset Academy of Las Vegas , Revenue , 144A, 2021 A , 4% , 12/15/41 ........ 500,000 414,006
Industrial Development Authority of the City of Phoenix Arizona (The) ,
b
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% ,
7/01/35 ........................................................ 900,000 900,200
b
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2016 A , Refunding , 5% ,
7/01/35 ........................................................ 600,000 600,144
b
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 250,000 230,495
GreatHearts Arizona Obligated Group , Revenue , 2014 A , 5% , 7/01/44 .......... 1,700,000 1,641,881
b
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.875% , 11/15/52 ........ 1,500,000 1,543,250
b
Industrial Development Authority of the County of Yavapai (The) ,
Arizona Agribusiness and Equine Center, Inc. , Revenue , 144A, 2012 , 5% , 3/01/32 . 750,000 750,077
Arizona Agribusiness and Equine Center, Inc. , Revenue , 144A, 2015 A , Refunding ,
5% , 9/01/34 .................................................... 500,000 497,698
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 500,000 492,414
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 2,330,000 2,071,053
Maricopa County Industrial Development Authority ,
b
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 1,800,000 1,859,212
Horizon Community Learning Center, Inc. , Revenue , 2016 , Refunding , 5% , 7/01/35 750,000 751,127
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5.5% , 12/01/29 ..................................... 2,000,000 2,149,432
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 570,000 608,886
b
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2024 , 5% , 6/15/64 .................................... 300,000 246,822
15,257,548
California 9.7%
b
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 475,000 377,087
c
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-2 , Refunding , 5.81%, 6/01/55 ...................... 5,150,000 954,638
b
California Infrastructure & Economic Development Bank ,
a
Desertxpress Enterprises LLC , Revenue , 144A, 2025 A , Refunding , Mandatory Put ,
9.5% , 1/01/35 ................................................... 900,000 802,954
c
WFCS Holdings II LLC , Revenue , 144A, 2021 B , 7.83%, 1/01/61 .............. 4,245,000 293,905
California Municipal Finance Authority ,
b,d
Revenue , 144A, FRN , 2025-1 , B , 3.536% , 6/20/49 ......................... 500,000 297,711
b
Catalyst Impact Fund 1 LLC , Revenue , 144A, 2024 , I , 6% , 1/01/39 ............. 800,000 805,872
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/54 ................ 2,410,000 1,669,396
b
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 800,000 821,420
b
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/56 ................................. 750,000 618,846

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California School Finance Authority , Vista Charter Public Schools Obligated Group ,
Revenue , 144A, 2021 A , 4% , 6/01/61 ................................... $ 500,000 $ 353,707
b
City & County of San Francisco , Special Tax District No. 2020-1 Development , Special
Tax , 144A, 2021 A , 4% , 9/01/41 ....................................... 500,000 440,635
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 404,824
City of Sunnyvale , Community Facilities District No. 1 , Special Tax , 2001 , 7.75% ,
8/01/32 ......................................................... 670,000 672,192
b
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-2 ,
4% , 4/01/56 ...................................................... 2,500,000 1,807,016
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% ,
4/01/57 ........................................................ 1,765,000 1,213,845
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 1,225,000 775,925
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 500,000 356,311
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 835,000 734,746
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 3,825,000 2,708,713
Parallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 ..................... 2,675,000 2,269,349
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 2,500,000 1,667,361
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 4% , 5/01/49 ........................................ 7,420,000 6,176,494
Revenue , 2019 A , Pre-Refunded , 4% , 5/01/49 ............................ 80,000 81,428
26,304,375
Colorado 3.2%
Canyons Metropolitan District No. 5 , GO , 2024 B , Refunding , 6.5% , 12/15/54 ...... 300,000 296,525
Colorado Educational & Cultural Facilities Authority ,
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 150,000 141,769
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 175,000 150,228
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 350,000 270,688
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.625% , 9/15/59 ........ 350,000 329,878
Christian Living Neighborhoods Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/31 ........................................................ 500,000 501,478
Christian Living Neighborhoods Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/37 ........................................................ 1,250,000 1,249,945
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 1,650,000 1,613,838
Raindance Metropolitan District No. 1 , Non-Potable Water System , Revenue , 2020 ,
5.25% , 12/01/50 ................................................... 875,000 799,816
Rampart Range Metropolitan District No. 5 , Revenue , 2021 , 4% , 12/01/41 ......... 1,000,000 864,503
Sky Dance Metropolitan District No. 2 , GO , 2024 A , 6% , 12/01/54 ............... 375,000 368,569
Southlands Metropolitan District No. 1 , GO , 2017 A-1 , Refunding , 5% , 12/01/37 ..... 500,000 489,251
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 450,000 378,573
Sterling Ranch Metropolitan District No. 4 Subdistrict A , Revenue, Senior Lien , 2024
A , Refunding , 6.5% , 12/01/54 ....................................... 1,000,000 1,009,979
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 300,000 295,928
8,760,968
Connecticut 1.4%
b
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 3,500,000 3,506,955

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.5% ,
10/01/55 ....................................................... $ 100,000 $ 98,514
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.25% ,
10/01/60 ....................................................... 150,000 141,605
3,747,074
Delaware 1.4%
Delaware State Economic Development Authority ,
ASPIRA of Delaware Charter Operations, Inc. , Revenue , 2016 A , 5% , 6/01/36 .... 705,000 703,559
ASPIRA of Delaware Charter Operations, Inc. , Revenue , 2016 A , 5% , 6/01/51 .... 1,035,000 894,531
b
Town of Bridgeville , Heritage Shores Special Development District , Special Tax , 144A,
2024 , 5.25% , 7/01/44 ............................................... 875,000 845,669
b
Town of Millsboro ,
Plantation Lakes Special Development District , Special Tax , 144A, 2018 , Refunding ,
5.125% , 7/01/38 ................................................. 490,000 475,817
Plantation Lakes Special Development District , Special Tax , 144A, 2018 , Refunding ,
5.25% , 7/01/48 .................................................. 997,000 916,668
3,836,244
Florida 15.6%
b
Capital Projects Finance Authority ,
c
PRG - UnionWest Properties LLC , Revenue , 144A, 2024 B , 5.922%, 6/01/62 ..... 7,950,000 1,083,651
PRG - UnionWest Properties LLC , Revenue, Senior Lien , 144A, 2024 A-1 , 5% ,
6/01/54 ........................................................ 750,000 680,949
Capital Trust Agency, Inc. ,
b
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,900,000 1,551,194
b
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 4.5% , 1/01/35 ............... 740,000 707,295
c
WFCS Holdings LLC , Revenue , 2020 B , 7.93%, 1/01/60 ..................... 6,000,000 433,345
b
Capital Trust Authority , Madrone Florida Tech Student Housing I LLC , Revenue , 144A,
2025 A , 5.375% , 7/01/65 ............................................ 165,000 151,670
b
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
5.5% , 5/01/55 .................................................... 160,000 146,255
Central Parc Community Development District , Special Assessment , 2024 , 6% , 5/01/54 750,000 717,407
b
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 A , 4% , 10/01/41 .................................. 1,000,000 863,643
City of Miami , Revenue , 2024 A , 5.5% , 1/01/49 ............................. 5,000,000 5,249,239
b
City of Venice , Southwest Florida Retirement Center, Inc. Obligated Group , Revenue ,
144A, 2024 A , 5.625% , 1/01/60 ....................................... 375,000 347,780
County of Lake , Waterman Communities, Inc. , Revenue , 2020 A , Refunding , 5.75% ,
8/15/55 ......................................................... 750,000 673,081
b
County of Palm Beach ,
Provident Group - LU Properties LLC , Revenue , 144A, 2021 A , 5% , 6/01/57 ...... 625,000 518,058
Provident Group-PBAU Properties LLC , Revenue , 144A, 2019 A , 5% , 4/01/39 .... 1,600,000 1,555,112
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 660,000 617,176
Cypress Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/56 ....................................... 105,000 103,921
e
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 425,000 425,459
Florida Development Finance Corp. ,
b
Revenue , 144A, 2021 A , 4% , 7/01/51 ................................... 500,000 383,097
b
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 700,000 609,105
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 1,500,000 1,353,827

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Higher Educational Facilities Financing Authority ,
Rollins College , Revenue , 2024 , 4.125% , 12/01/54 ......................... $ 1,000,000 $ 823,009
St. Leo University, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% , 3/01/44 .. 1,370,000 1,017,001
Florida Municipal Loan Council ,
Shingle Creek Transit & Utility Community Development District , Special Assessment ,
2024 , 5.15% , 5/01/44 ............................................. 650,000 630,417
Shingle Creek Transit & Utility Community Development District , Special Assessment ,
2024 , 5.4% , 5/01/54 .............................................. 825,000 786,861
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 210,000 194,218
b
Gas Worx Community Development District ,
Special Assessment , 144A, 2025 , 5.75% , 5/01/45 ......................... 100,000 97,884
Special Assessment , 144A, 2025 , 6% , 5/01/57 ............................ 105,000 102,040
GIR East Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.3% , 5/01/45 ................ 300,000 279,722
Assessment Area 1 , Special Assessment , 2025 , 5.5% , 5/01/55 ................ 575,000 525,606
Governors Park South Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.4% , 5/01/45 ................ 250,000 237,117
Assessment Area 1 , Special Assessment , 2025 , 5.65% , 5/01/55 ............... 375,000 351,409
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,300,000 1,303,044
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 500,000 488,571
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... 125,000 121,434
Lakewood Ranch Stewardship District ,
Assessment Azario , Special Assessment , 2019 , 4% , 5/01/40 ................. 1,000,000 899,313
b
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 4% , 5/01/50 ............................................ 250,000 195,980
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 1,140,000 1,166,542
Assessments , Special Assessment , 2024 , 5.25% , 5/01/44 ................... 585,000 566,847
Villages Lakewood Ranch South , Special Assessment , 2016 , 5.125% , 5/01/46 .... 740,000 704,965
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 454,652
Miami-Dade County Industrial Development Authority , Pinecrest Academy Obligated
Group , Revenue , 2014 , 5% , 9/15/34 .................................... 1,240,000 1,240,020
b
Northridge Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 5.75% , 5/01/45 .......... 100,000 97,657
Assessment Area 1 , Special Assessment , 144A, 2025 , 6% , 5/01/55 ............ 100,000 97,279
Orange County Health Facilities Authority , Orlando Health Obligated Group , Revenue ,
2022 , 4% , 10/01/52 ................................................ 2,570,000 2,117,705
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 1,690,000 1,622,275
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.65% , 6/15/55 .............................. 250,000 235,514
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 240,000 223,313
Sarasota County Health Facilities Authority , Southwest Florida Retirement Center, Inc.
Obligated Group , Revenue , 2017 A , 5% , 1/01/37 .......................... 1,000,000 996,509
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 1,500,000 1,292,091
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/36 355,000 312,775
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/41 500,000 402,458
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 5.125% , 5/01/54 .............................................. 525,000 473,686

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Verandah West Community Development District , Assessments , Special Assessment ,
2013 , Refunding , 5% , 5/01/33 ........................................ $ 410,000 $ 410,201
Verano No. 4 Community Development District , Astor Creek Phase 2 Assessment Area ,
Special Assessment , 2025 , 6% , 5/01/55 ................................. 150,000 148,942
Village Community Development District No. 12 , Phase II , Special Assessment , 2018 ,
4% , 5/01/33 ...................................................... 670,000 664,311
b
Village Community Development District No. 13 , Phase II , Special Assessment , 144A,
2020 , 3.25% , 5/01/40 ............................................... 2,400,000 1,962,976
b
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.8% , 5/01/45 ................................ 185,000 183,002
b,e
Westview South Community Development District , Special Assessment , 144A, 2025 ,
6.2% , 5/01/55 .................................................... 275,000 275,294
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 220,000 204,785
42,078,689
Georgia 6.2%
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 A , Refunding , 3% , 4/01/45 ............................... 1,785,000 1,308,346
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 3,988,886
DeKalb County Development Authority , GLOBE Academy, Inc. (The) , Revenue , 2024 A ,
5% , 6/01/63 ...................................................... 515,000 446,945
Development Authority of Cobb County (The) ,
Kennesaw State University Real Estate Obligated Group 2015 ABC , Revenue, Junior
Lien , C , 5% , 7/15/30 .............................................. 685,000 685,349
Kennesaw State University Real Estate Obligated Group 2015 ABC , Revenue, Junior
Lien , C , 5% , 7/15/38 .............................................. 740,000 704,959
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2021 A , 3% , 2/15/51 .......................... 2,000,000 1,345,294
b
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 5% , 1/01/54 ................................. 2,980,000 2,632,730
Main Street Natural Gas, Inc. ,
Revenue , 2019 A , 5% , 5/15/34 ........................................ 3,345,000 3,426,771
a
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 2,200,000 2,325,096
16,864,376
Illinois 8.3%
Chicago Board of Education ,
GO , 2015 C , 5.25% , 12/01/39 ........................................ 1,500,000 1,473,666
GO , 2017 H , 5% , 12/01/36 ........................................... 2,100,000 2,038,360
GO , 2021 A , 5% , 12/01/40 ........................................... 500,000 468,449
Chicago Midway International Airport , Revenue, Senior Lien , 2023 C , Refunding , 5% ,
1/01/40 ......................................................... 1,250,000 1,258,271
City of Chicago ,
GO , 2019 A , 5.5% , 1/01/49 ........................................... 1,000,000 965,823
GO , 2020 A , Refunding , 5% , 1/01/30 ................................... 1,800,000 1,893,207
GO , 2021 B , Refunding , 4% , 1/01/38 ................................... 2,747,000 2,481,959
b
Lakeshore East Special Assessment Area , Special Assessment , 144A, 2022 ,
Refunding , 3.04% , 12/01/28 ........................................ 241,000 233,134
b
Lakeshore East Special Assessment Area , Special Assessment , 144A, 2022 ,
Refunding , 3.38% , 12/01/31 ........................................ 341,000 322,003
Du Page County Special Service Area No. 31 , Monarch Landing, Inc. , Special Tax ,
2006 , 5.625% , 3/01/36 .............................................. 233,000 229,319
Illinois Finance Authority ,
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/37 ......................... 1,200,000 1,180,477

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... $ 1,500,000 $ 1,365,787
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/41 ..... 400,000 365,180
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/51 ..... 1,000,000 827,142
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/56 ..... 815,000 657,340
Southern Illinois Healthcare Obligated Group , Revenue , 2017 C , Refunding , 5% ,
3/01/33 ........................................................ 700,000 706,670
Metropolitan Pier & Exposition Authority ,
c
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2017 B ,
Refunding , 4.849%, 12/15/47 ....................................... 1,500,000 1,012,615
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 2,100,000 1,658,323
State of Illinois ,
GO , 2018 A , 5% , 5/01/38 ............................................ 1,000,000 1,014,038
GO , 2023 B , 5.25% , 5/01/40 ......................................... 2,100,000 2,171,540
22,323,303
Indiana 0.2%
Indiana Finance Authority , CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 500,000 473,539
Iowa 0.7%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 600,000 656,316
Lifespace Communities, Inc. Obligated Group , Revenue , 2024 A , Refunding , 5.125% ,
5/15/59 ........................................................ 1,500,000 1,366,335
2,022,651
Kansas 0.1%
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 . 290,000 274,009
Kentucky 0.3%
Kentucky Economic Development Finance Authority ,
Masonic Homes of Kentucky, Inc. Obligated Group , Revenue , 2016 A , Refunding ,
5% , 5/15/46 .................................................... 1,000,000 773,260
Owensboro Health, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
6/01/41 ........................................................ 125,000 124,729
897,989
Louisiana 1.0%
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 5.25% ,
11/15/53 ........................................................ 1,300,000 1,154,397
Louisiana Public Facilities Authority ,
b
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 140,000 134,072
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 1,500,000 1,523,939
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 20,000 20,636
2,833,044
Maine 0.2%
a ,b
Finance Authority of Maine , Casella Waste Systems, Inc. , Revenue , 144A, 2015 ,
Mandatory Put , 5.125% , 8/01/25 ...................................... 500,000 500,000
Maryland 1.8%
City of Brunswick , Brunswick Crossing Special Taxing District , Special Tax , 2019 ,
Refunding , 5% , 7/01/36 ............................................. 548,000 550,257

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
City of Westminster , Lutheran Village at Miller's Grant, Inc. Obligated Group (The) ,
Revenue , 2014 A , 6% , 7/01/34 ........................................ $ 230,000 $ 230,086
County of Frederick ,
b
Mount St. Mary's University, Inc. , Revenue , 144A, 2017 A , Refunding , 5% , 9/01/37 . 500,000 476,892
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.75% ,
7/01/39 ........................................................ 1,410,000 1,240,815
b
County of Prince George's , Westphalia Town Center Development District , Tax
Allocation , 144A, 2018 , 5.125% , 7/01/39 ................................ 1,000,000 993,262
Maryland Economic Development Corp. ,
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 4% ,
9/01/40 ........................................................ 755,000 670,196
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 4% ,
9/01/50 ........................................................ 750,000 595,774
4,757,282
Massachusetts 1.0%
Collegiate Charter School of Lowell , Revenue , 2019 , 5% , 6/15/39 ............... 1,000,000 978,641
Massachusetts Development Finance Agency ,
b,f
Adventcare Obligated Group , Revenue , 144A, 2007 , 6.65% , 10/15/28 .......... 995,000 10
b
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,000,000 874,933
Lasell University , Revenue , 2021 , Refunding , 4% , 7/01/40 ................... 1,000,000 820,824
2,674,408
Michigan 4.4%
City of Detroit ,
GO , 2018 , 5% , 4/01/37 ............................................. 750,000 760,279
GO , B-1 , 4% , 4/01/44 ............................................... 3,952,414 3,077,644
Michigan Finance Authority ,
Aquinas College , Revenue , 2021 , Refunding , 5% , 5/01/46 ................... 500,000 362,396
Lawrence Technological University Obligated Group , Revenue , 2017 , Refunding , 5% ,
2/01/47 ........................................................ 650,000 577,231
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 1,000,000 595,920
g
Pontiac School District ,
School Building and Site , GO , 2020 , 4% , 5/01/45 .......................... 3,576,470 3,211,728
School Building and Site , GO , 2020 , 4% , 5/01/50 .......................... 4,023,530 3,430,026
12,015,224
Minnesota 1.2%
b
City of Eagan , Great Oaks Academy , Revenue , 144A, 2025 A , 6.5% , 2/01/65 ....... 300,000 280,235
City of Ham Lake , DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% ,
7/01/47 ......................................................... 500,000 411,251
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 575,000 560,446
Minnesota Higher Education Facilities Authority , Augsburg University , Revenue , 2016 A ,
5% , 5/01/46 ...................................................... 1,250,000 828,414
St. Paul Port Authority , HealthPartners Obligated Group , Revenue , 2007-1 , 5% , 8/01/36 965,000 965,276
Township of Baytown , St. Croix Preparatory Academy , Revenue , 2016 A , Refunding ,
4% , 8/01/41 ...................................................... 380,000 313,477
3,359,099
Missouri 4.9%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/46 ..... 1,000,000 867,594
Children's Mercy Hospital Obligated Group , Revenue , 2017 A , 4% , 5/15/48 ...... 5,600,000 4,759,464
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/38 .................................................... 900,000 733,884

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... $ 2,270,000 $ 1,689,198
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,900,000 1,365,218
Industrial Development Authority of the City of St. Louis Missouri (The) , Revenue , 2017
A , Refunding , 4.75% , 11/15/47 ........................................ 875,000 739,545
St. Louis County Industrial Development Authority , Friendship Village St. Louis
Obligated Group , Revenue , 2018 A , 5.25% , 9/01/53 ........................ 3,250,000 2,973,573
13,128,476
Nevada 1.6%
City of Las Vegas ,
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... 200,000 200,484
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 410,000 372,751
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 585,000 485,621
Special Improvement District No. 815 , Special Assessment , 2020 , 5% , 12/01/49 ... 590,000 547,759
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 645,000 476,685
Special Improvement District No. 817 , Special Assessment , 2023 , 5.5% , 6/01/38 .. 375,000 390,546
Special Improvement District No. 817 , Special Assessment , 2023 , 5.75% , 6/01/43 . 500,000 514,324
Special Improvement District No. 817 , Special Assessment , 2023 , 6% , 6/01/48 .... 350,000 360,031
Special Improvement District No. 817 , Special Assessment , 2023 , 6% , 6/01/53 .... 500,000 511,909
County of Clark , Special Improvement District No. 159 , Special Assessment , 2015 , 5% ,
8/01/32 ......................................................... 375,000 375,200
4,235,310
New Hampshire 1.6%
New Hampshire Business Finance Authority ,
Revenue , 2024-2 , A , 3.625% , 8/20/39 .................................. 2,232,848 2,034,579
d
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 993,968 908,664
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 250,000 249,999
Southern New Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
10/01/37 ....................................................... 1,000,000 1,002,005
4,195,247
New Jersey 0.7%
New Jersey Economic Development Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2013 , 6% ,
10/01/33 ....................................................... 900,000 901,358
United Airlines, Inc. , Revenue , 2000 B , 5.625% , 11/15/30 .................... 500,000 500,525
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.5% , 7/01/58 ........................................ 450,000 450,350
1,852,233
New York 9.1%
Metropolitan Transportation Authority , Revenue , 2017 C-1 , Refunding , 4% , 11/15/35 . 3,000,000 2,972,459
New York Counties Tobacco Trust VI ,
Revenue , 2016 A-2B , Refunding , 5% , 6/01/45 ............................ 3,000,000 2,558,666
Revenue , 2016 A-2B , Refunding , 5% , 6/01/51 ............................ 700,000 580,468
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 2.875% , 11/15/46 ........................... 1,860,000 1,240,682
Revenue , 2021 A , Refunding , BAM Insured , 3% , 11/15/51 ................... 3,000,000 2,046,094
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 4,215,000 2,824,984
b
3 World Trade Center LLC , Revenue , 144A, 2014 , 2 , Refunding , 5.375% , 11/15/40 . 750,000 740,104

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Liberty Development Corp., (continued)
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 2.75% ,
2/15/44 ........................................................ $ 1,835,000 $ 1,265,346
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 1,250,000 1,229,941
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 1,000,000 1,026,129
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/55 .............................. 2,000,000 2,056,354
b
Oneida Indian Nation of New York , Revenue , 144A, 2024 A , 8% , 9/01/40 .......... 1,000,000 1,022,460
g
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 2,460,000 2,391,006
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,000,000 2,035,043
Suffolk Tobacco Asset Securitization Corp. , Revenue , 2021 A-2 , Refunding , 4% ,
6/01/50 ......................................................... 800,000 655,822
24,645,558
North Carolina 1.0%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
4% , 3/01/36 .................................................... 2,320,000 2,186,392
Maryfield, Inc. Obligated Group , Revenue , 2020 A , 5% , 10/01/45 .............. 500,000 446,936
2,633,328
North Dakota 1.2%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2023 A , AG Insured , 5% , 12/01/48 350,000 345,825
Altru Health System Obligated Group , Revenue , 2023 A , AG Insured , 5% , 12/01/53 2,000,000 1,949,456
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,023,571
3,318,852
Ohio 2.8%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien , 2020 A-2 , 1 , Refunding , 3% , 6/01/48 .................. 1,300,000 869,935
Revenue, Senior Lien , 2020 B-2 , 2 , Refunding , 5% , 6/01/55 .................. 470,000 382,312
Cleveland-Cuyahoga County Port Authority , Playhouse Square Foundation , Revenue ,
2018 , Refunding , 5.5% , 12/01/53 ...................................... 1,500,000 1,424,795
County of Washington , Marietta Area Health Care, Inc. Obligated Group , Revenue ,
2022 , Refunding , 6.75% , 12/01/52 ..................................... 500,000 514,514
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 1,575,000 1,204,519
Revenue , 2021 A , Refunding , 4% , 12/01/45 .............................. 450,000 371,479
Ohio Higher Educational Facility Commission , Xavier University , Revenue , 2024 ,
Refunding , 5.25% , 5/01/49 ........................................... 1,560,000 1,525,610
b
Port of Greater Cincinnati Development Authority , City of Cincinnati Assigned City
Residual Funds , Revenue , 144A, 2021 , 4.25% , 12/01/50 .................... 1,320,000 1,146,540
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 12/01/43 ................................ 150,000 122,157
7,561,861
Oklahoma 0.2%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... 475,000 514,442
Oregon 0.1%
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 260,000 260,097

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 4.3%
Chester County Industrial Development Authority ,
Collegium Charter School , Revenue , 2017 A , 5.125% , 10/15/37 ............... $ 750,000 $ 709,333
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,000,000 881,546
Cumberland County Municipal Authority , Asbury Pennsylvania Obligated Group ,
Revenue , 2019 , Refunding , 5% , 1/01/45 ................................. 500,000 430,114
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 2,040,000 1,717,736
Lancaster Municipal Authority , Garden Spot Village Obligated Group , Revenue , 2024 ,
Refunding , 5% , 5/01/49 ............................................. 900,000 849,147
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/51 ........................................ 1,000,000 731,727
Maxatawny Township Municipal Authority ,
Lutheran Senior Services East Obligated Group , Revenue , 2022 A , 5% , 1/01/41 ... 1,400,000 1,343,249
Lutheran Senior Services East Obligated Group , Revenue , 2022 A , 5% , 1/01/42 ... 1,450,000 1,380,360
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 1,000,000 1,024,951
a
Talen Energy Supply LLC , Revenue , 2009 C , Refunding , Mandatory Put , 5.25% ,
6/01/27 ........................................................ 500,000 503,539
b
Philadelphia Authority for Industrial Development ,
f
University of the Arts (The) , Revenue , 144A, 2017 , 5% , 3/15/45 ............... 1,059,438 529,719
University of the Arts (The) , Revenue , 144A, 2017 , Pre-Refunded , 5% , 3/15/45 ... 40,000 42,508
University Plaza Associates , Revenue , 144A, 2017 , III , Pre-Refunded , 5.25% ,
12/01/47 ....................................................... 1,300,000 1,342,526
11,486,455
South Carolina 5.4%
County of Berkeley , Nexton Improvement District , Special Assessment , 2019 , 4.375% ,
11/01/49 ........................................................ 1,000,000 833,058
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 1,000,000 1,000,465
b
Green Charter School Spartanburg LLC Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/56 ............................................ 1,020,000 656,773
b
High Point Academy, Inc. , Revenue , 144A, 2018 A , 5.75% , 6/15/39 ............ 500,000 451,302
b
High Point Academy, Inc. , Revenue , 144A, 2018 A , 5.75% , 6/15/49 ............ 1,000,000 845,880
g
South Carolina Public Service Authority ,
Santee Cooper , Revenue , 2021 B , 4% , 12/01/41 .......................... 4,000,000 3,648,956
Santee Cooper , Revenue , 2021 B , 4% , 12/01/42 .......................... 5,250,000 4,700,070
Santee Cooper , Revenue , 2021 B , 4% , 12/01/51 .......................... 3,000,000 2,476,906
14,613,410
Tennessee 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 . 1,750,000 1,228,030
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5.5% , 7/01/39 ..... 1,000,000 1,059,812
2,287,842
Texas 9.6%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 5% , 6/15/64 ......... 1,200,000 1,065,160
b
Magellan School (The) , Revenue , 144A, 2022 , 6.375% , 6/01/62 ............... 1,100,000 1,075,702
Wayside Schools , Revenue , 2021 A , Refunding , 4% , 8/15/41 ................. 610,000 496,044
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 575,000 544,444
b
City of Aubrey , Duck Point Public Improvement District , Special Assessment , 144A,
2025 , 5.625% , 12/31/55 ............................................. 110,000 101,337

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Austin ,
Whisper Valley Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5% , 11/01/44 ............................... $ 555,000 $ 514,622
Whisper Valley Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.25% , 11/01/53 ............................. 750,000 689,704
b
City of Celina ,
Sutton Fields East Public Improvement District Phase No. 2 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/45 ....................................... 150,000 141,944
Sutton Fields East Public Improvement District Phase No. 2 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 270,000 252,992
City of Houston Airport System ,
United Airlines, Inc. , Revenue , 2015 B-1 , 5% , 7/15/35 ....................... 2,500,000 2,499,851
United Airlines, Inc. , Revenue , 2021 A , 4% , 7/01/41 ........................ 1,250,000 1,074,276
b
City of Hutto , Prairie Winds Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.125% , 9/01/45 ......................... 390,000 361,375
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 150,000 149,546
Clifton Higher Education Finance Corp. ,
IDEA Public Schools , Revenue , 2022 A , 4% , 8/15/51 ....................... 1,200,000 974,316
International Leadership of Texas, Inc. , Revenue , 2018 D , Refunding , 6.125% ,
8/15/48 ........................................................ 2,500,000 2,503,314
b
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.875% , 12/31/45 ............................ 125,000 125,128
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 250,000 250,395
Dallas Area Rapid Transit , Revenue, Senior Lien , 2020 A , Refunding , 5% , 12/01/45 .. 7,000,000 6,262,058
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/37 ........................................................ 250,000 249,127
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/33 ... 1,000,000 963,434
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 1,250,000 1,306,512
New Hope Cultural Education Facilities Finance Corp. , CHF-Collegiate Housing Denton
LLC , Revenue , 2018 A-1 , AG Insured , 4.125% , 7/01/53 ..................... 1,000,000 805,100
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
Obligated Group , Revenue , 2024 , Refunding , 5% , 10/01/49 .................. 1,000,000 931,616
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 575,000 511,656
Texas Municipal Gas Acquisition & Supply Corp. III , Revenue , 2021 , Refunding , 5% ,
12/15/30 ........................................................ 1,000,000 1,060,232
c
Texas Transportation Commission State Highway 249 System , Revenue, First Tier ,
2019 A , 4.92%, 8/01/39 ............................................. 700,000 357,186
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/37 ................................ 900,000 728,347
25,995,418
Utah 2.2%
b
Black Desert Public Infrastructure District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.625% , 12/01/53 ........................................ 1,300,000 1,264,137
b,c
MIDA Cormont Public Infrastructure District , GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .. 500,000 407,091
b
MIDA Mountain Village Public Infrastructure District ,
Special Assessment , 144A, 2020 A , 5% , 8/01/50 .......................... 1,045,000 965,215
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-2 , 6% , 6/15/54 500,000 498,552
Mountain Village Assessment Area 2 , Special Assessment , 144A, 2021 , 4% , 8/01/50 1,250,000 996,594

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
b
SkyRidge Pegasus Infrastructure Financing District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 12/01/44 ............................... $ 300,000 $ 281,023
Utah Infrastructure Agency , Revenue , 2023 , 6% , 10/15/47 ..................... 1,350,000 1,419,055
5,831,667
Virginia 1.5%
b
Cherry Hill Community Development Authority , Special Assessment , 144A, 2015 , 5.4% ,
3/01/45 ......................................................... 995,000 995,292
b
Farms New Kent Community Development Authority , Special Assessment , 144A, 2021
A , Refunding , 3.75% , 3/01/36 ......................................... 360,000 337,269
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group , Revenue ,
2021 A , Refunding , 4% , 6/01/47 ..................................... 1,000,000 735,693
Williamsburg Landing, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% ,
12/01/50 ....................................................... 1,235,000 902,845
b
Lower Magnolia Green Community Development Authority , Special Assessment , 144A,
2015 , 5% , 3/01/35 ................................................. 460,000 455,746
Suffolk Economic Development Authority , EveryAge Obligated Group , Revenue , 2016 ,
Refunding , 5% , 9/01/31 ............................................. 500,000 498,133
3,924,978
Washington 5.0%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/53 .................................................. 3,000,000 3,224,687
b
Kalispel Tribe of Indians , Revenue , 144A, 2018 A , 5.25% , 1/01/38 ............... 750,000 759,100
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 1,000,000 1,007,754
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 102,998 96,805
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 3,148,222 2,853,208
d
Revenue , FRN , 2024-1 , A , 4.221% , 3/20/40 .............................. 746,216 686,915
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 1,200,000 1,130,503
b
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2016 A , Refunding , 5% , 1/01/36 ..................................... 1,175,000 1,176,041
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 560,000 593,529
b
Spokane International Academy , Revenue , 144A, 2021 A , 5% , 7/01/56 .......... 1,130,000 952,015
b
Wesley Homes Lea Hill LLC , Revenue , 144A, 2016 , Refunding , 5% , 7/01/36 ..... 580,000 539,880
b
Wesley Homes Lea Hill LLC , Revenue , 144A, 2016 , Refunding , 5% , 7/01/41 ..... 500,000 434,848
13,455,285
West Virginia 2.1%
West Virginia Hospital Finance Authority , Vandalia Health, Inc. Obligated Group ,
Revenue , 2023 B , Refunding , 6% , 9/01/48 ............................... 5,250,000 5,564,039
Wisconsin 9.0%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 2,132,025 2,121,087
b
AMCP Franklin LLC , Revenue , 144A, 2025 A-T , 10% , 12/01/60 ............... 650,000 652,966
Celanese US Holdings LLC , Revenue , 2016 C , Refunding , 4.3% , 11/01/30 ....... 300,000 299,163
b
CFC-SA LLC , Revenue, Sub. Lien , 144A, 2022 B , 6% , 2/01/62 ................ 1,000,000 1,013,756
b
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.75% , 7/01/63 ........ 1,000,000 932,685
b
Church Home of Hartford Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% ,
9/01/30 ........................................................ 945,000 945,387
b
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 1,425,000 1,445,017

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/55 .................................................... $ 1,000,000 $ 865,116
KSU Bixby Real Estate Foundation LLC , Revenue , 2025 B , 5.5% , 6/15/55 ....... 410,000 401,527
b
Mary's Woods at Marylhurst Obligated Group , Revenue , 144A, 2017 A , Refunding ,
5.25% , 5/15/37 .................................................. 380,000 380,321
b
North Carolina Leadership Charter Academy, Inc. , Revenue , 144A, 2019 A , 5% ,
6/15/54 ........................................................ 910,000 781,287
Piedmont Community Charter School, Inc. , Revenue , 2019 , 5% , 6/15/53 ........ 1,150,000 1,036,639
b
Roseman University of Health Sciences , Revenue , 144A, 2020 , 5% , 4/01/40 ..... 1,085,000 1,038,165
b
Southminster, Inc. Obligated Group , Revenue , 144A, 2018 , 5% , 10/01/43 ........ 1,000,000 939,907
b
Southminster, Inc. Obligated Group , Revenue , 144A, 2018 , 5% , 10/01/48 ........ 800,000 721,623
e
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 500,000 477,404
e
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 600,000 626,666
b
UHF Promenade Apts LLC (The) , Revenue , 144A, 2024 , 6.25% , 2/01/39 ........ 800,000 798,685
b
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-1 , 4% , 7/01/61 ........ 600,000 423,674
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/51 ........................................................ 2,000,000 1,415,117
b
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 1,700,000 1,392,698
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/41 ........................................................ 4,000,000 3,663,594
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 650,000 461,940
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 300,000 299,610
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/41 ........................................................ 270,000 231,550
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/45 ........................................................ 1,150,000 924,227
24,289,811
U.S. Territories 11.0%
District of Columbia 6.2%
District of Columbia ,
GO , 2023 A , 5% , 1/01/45 ............................................ 6,675,000 6,779,358
Ingleside Presbyterian Retirement Community Obligated Group , Revenue , 2017 A ,
5% , 7/01/52 .................................................... 1,000,000 863,947
International School Obligated Group , Revenue , 2019 , 5% , 7/01/39 ............ 400,000 402,045
KIPP DC Obligated Group , Revenue , 2019 , 4% , 7/01/44 .................... 750,000 633,563
Latin American Montessori Bilingual Public Charter School Obligated Group ,
Revenue , 2020 , Refunding , 5% , 6/01/40 ............................... 2,500,000 2,352,079
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/35 .............. 1,140,000 1,260,681
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/36 .............. 1,365,000 1,501,776
b
Rocketship DC Obligated Group , Revenue , 144A, 2021 A , 5% , 6/01/61 ......... 400,000 332,542
c
Tobacco Settlement Financing Corp. , Revenue , 2006 A , 7.06%, 6/15/46 ......... 7,500,000 1,805,678
g
Metropolitan Washington Airports Authority , Dulles Metrorail and Capital Improvement
Projects , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/53 ............... 1,065,000 862,182
16,793,851
Puerto Rico 4.8%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 1,920,000 1,873,522
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 3,000,000 2,827,346
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 3,388,447 2,955,571

Putnam Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
f
Puerto Rico Electric Power Authority , Revenue , TT , 5% , 7/01/37 ................ $ 2,500,000 $ 1,218,750
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ...
4,700,000 4,218,614
13,093,803
Total U.S. Territories .................................................................... 29,887,654
Total Municipal Bonds (Cost $ 396,244,068 ) .....................................
373,576,417
a a a a
Short Term Investments 2.2%
Shares
a
Management Investment Companies 2.0%
h,i
Putnam Short Term Investment Fund , Class P , 4.558% ....................... 5,463,562 5,463,562
Total Management Investment Companies (Cost $ 5,463,562 ) .....................
5,463,562
Principal
Amount
U.S. Government and Agency Securities 0.2%
c
U.S. Treasury Bills , 4 .21% , 10/02/25 ..................................... 400,000 397,076
Total U.S. Government and Agency Securities (Cost $ 397,262 ) ....................
397,076
Total Short Term Investments (Cost $ 5,860,824 ) .................................
5,860,638
a
Total Investments (Cost $ 402,104,892 ) 140.4% ..................................
$379,437,055
Remarketed Preferred Shares (36.7) % .........................................
(99,350,000)
Floating Rate Notes Issued (4.5) % .............................................
(12,300,075)
Other Assets, less Liabilities 0.9% .............................................
2,592,754
Net Assets 100.0% ...........................................................
$270,379,734
See Abbreviations on page 17 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $88,459,923, representing 32.7% of net assets.
c
The rate shown represents the yield at period end.
d
The coupon rate shown represents the rate at period end.
e
Security purchased on a when-issued basis.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
h
See Note 3 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Putnam Managed Municipal Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Managed Municipal Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2025 , the Fund held investments in affiliated management investment companies as follows:

Putnam Managed Municipal Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Managed Municipal Income Trust
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund , Class P , 4.558% ...... $3,560,890 $51,630,968 $(49,728,296) $— $— $5,463,562 5,463,562 $261,867
Total Affiliated Securities ... $3,560,890 $51,630,968 $(49,728,296) $— $— $5,463,562 $261,867
Level 1 Level 2 Level 3 Total
Putnam Managed Municipal Income Trust
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 373,576,417 $ — $ 373,576,417
Short Term Investments ................... 5,463,562 397,076 — 5,860,638
Total Investments in Securities ........... $5,463,562 $373,973,493 $— $379,437,055
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FRN
Floating Rate Note
GO
General Obligation
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.